FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Hedging instruments of net foreign investment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Designated Capital as a Non-Hedged Instrument	$ 1,723,889		$ 1,004,000
Net Assets in Foreign Operations	2,608,433		2,596,034
Balances remaining in the cash flow hedge reserve from hedging relationships for which hedge accounting is no longer applied		$ 529,205
Net foreign investment
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Designated capital as a hedged instrument	884,544		$ 1,592,034
Balances remaining in the cash flow hedge reserve from hedging relationships for which hedge accounting is no longer applied		$ 529,205
Net foreign investment | Debt investments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Designated capital as a hedged instrument	$ 1,036,695